Income taxes - Disclosure of reconciliation of statutory weighted average tax rate applicable to income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Major components of tax expense (income) [Abstract]
Earnings before income taxes	$ 241,385	$ 30,142
Income tax provision calculated using the combined Canadian federal and provincial statutory income tax rate	63,967	7,988
Increase (decrease) in income taxes resulting from:
Permanent differences on share-based compensation	(1,698)	(59)
Non-taxable/non-deductible portion of capital (gains) losses, net	(6,209)	6,051
Differences in foreign statutory tax rates	(15,140)	(6,566)
Changes in unrecognized deferred tax assets	(6,423)	5,174
Foreign withholding taxes	1,047	799
Taxable foreign accrual property income	671	0
Adjustments in respect of prior years	(704)	462
Other	(214)	26
Total income tax expense	$ 35,297	$ 13,875